Exchange rates (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Exchange Rates in Preparing Consolidated Statements

The following exchange rates have been applied in preparing the consolidated financial statements:

	Income statement			Statement of financial position
	2017	2016	2015	2017	2016
Euro to sterling	1.14	1.22	1.38	1.12	1.17
US dollars to sterling	1.29	1.36	1.53	1.35	1.23